Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Contractual obligations
As at December 31, 2022	Less than 1 year	1-3 years	3-5 years	5-10 years	10-15 years	More than 15 years	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Lease liabilities – existing	3,504	5,898	5,741	14,893	15,045	3,952	49,033
Lease liabilities – contingent	107	429	429	161	—	—	1,126
Manufacturing	9,337	1,597	—	—	—	—	10,934
Other	421	438	—	—	—	—	859
Intangible commitments	826	—	—	—	—	—	826
Capital commitments	1,058	—	—	—	—	—	1,058
Total contractual obligations	15,253	8,362	6,170	15,054	15,045	3,952	63,836

As at December 31, 2021	Less than 1 year	1-3 years	3-5 years	5-10 years	10-15 years	More than 15 years	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Lease liabilities – existing	2,947	5,407	4,959	12,533	13,172	4,742	43,760
Lease liabilities – contingent	57	840	225	—	—	—	1,122
Manufacturing	919	189	—	—	—	—	1,108
Capital commitments	75	—	—	—	—	—	75
Total contractual obligations	3,998	6,436	5,184	12,533	13,172	4,742	46,065